As filed with the Securities and Exchange Commission on July 27, 2017

File Nos. 033-53414 and 811-07288

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	[X]

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executivse Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 1, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 32/35 to the Registrant's registration statement on Form N-1A (PEA 32/35) filed on January 26, 2017 (Accession No. 0001379491-17-000338) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Registrant. The prospectus and SAI of the Fund, as filed in PEA 32/35, are incorporated into this Amendment by reference. This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act. This Amendment does not otherwise delete, amend or supersede any other information relating to the Registrant.

357 P1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE PROSPECTUS DATED FEBRUARY 1, 2017

OF

Franklin STRATEGIC MORTGAGE PORTFOLIO

The prospectus is amended as follows:

II. The Franklin Strategic Mortgage Portfolio (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class A1	Class C	Class R6	Advisor Class
FSMFX	FSMIX	Pending	Pending	FSMZX

III. The following replaces the second paragraph in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summary – Fees and Expenses of the Fund” section beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses[3]	0.23%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.64%
Fee waiver and/or expense reimbursement	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.63%

3. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

	1 Year	3 Years	5 Years	10 Years
Class R6	$64	$204	$356	$798

V. The following is added below the “Fund Summary – Performance – Average Annual Total Returns” table on page 9:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI.        The “Fund Summary – Purchase and Sale of Fund Shares” section on page 10 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following is added to the financial highlights charts in the “Fund Details – Financial Highlights” section beginning on page 32:

Class A	Six Months Ended March 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57
Income from investment operations:[a]
Net investment income	0.076
Net realized and unrealized gains (losses)	(0.204)
Total from investment operations	(0.128)
Less distributions from net investment income	(0.122)
Net asset value, end of period	$9.32
Total return[b]	(1.33)%
Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	1.04%
Expenses net of waiver and payments by affiliates	1.03%[d]
Net investment income	1.83%
Supplemental data
Net assets, end of year (000’s)	$24,418
Portfolio turnover rate	147.91%
Portfolio turnover rate excluding mortgage dollar rolls[e]	59.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(e) in the semi-annual report regarding mortgage dollar rolls.

Class A1	Six Months Ended March 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$9.58
Income from investment operations:[a]
Net investment income	0.092
Net realized and unrealized gains (losses)	(0.208)
Total from investment operations	(0.116)
Less distributions from net investment income	(0.134)
Net asset value, end of period	$9.33
Total return[b]	(1.21)%
Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.79%
Expenses net of waiver and payments by affiliates	0.78%[d]
Net investment income	2.08%
Supplemental data
Net assets, end of year (000’s)	$44,349
Portfolio turnover rate	147.91%
Portfolio turnover rate excluding mortgage dollar rolls[e]	59.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(e) in the semi-annual report regarding mortgage dollar rolls.

Class C	Six Months Ended March 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57
Income from investment operations:[a]
Net investment income (loss)	0.061
Net realized and unrealized gains (losses)	(0.207)
Total from investment operations	(0.146)
Less distributions from net investment income	(0.104)
Net asset value, end of period	$9.32
Total return[b]	(1.53)%
Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	1.44%
Expenses net of waiver and payments by affiliates	1.43%[d]
Net investment income (loss)	1.43%
Supplemental data
Net assets, end of year (000’s)	$7,323
Portfolio turnover rate	147.91%
Portfolio turnover rate excluding mortgage dollar rolls[e]	59.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(e) in the semi-annual report regarding mortgage dollar rolls.

Advisor Class	Six Months Ended March 31, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57
Income from investment operations:[a]
Net investment income (loss)	0.103
Net realized and unrealized gains (losses)	(0.219)
Total from investment operations	(0.116)
Less distributions from net investment income	(0.134)
Net asset value, end of period	$9.32
Total return[b]	(1.21)%
Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.79%
Expenses net of waiver and payments by affiliates	0.78%[d]
Net investment income (loss)	2.08%
Supplemental data
Net assets, end of year (000’s)	$8,836
Portfolio turnover rate	147.91%
Portfolio turnover rate excluding mortgage dollar rolls[e]	59.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(e) in the semi-annual report regarding mortgage dollar rolls.

VIII. The first table of the “Your Account – Choosing a Share Class” section on page 36 is replaced with the following:

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on August 1, 2017.

IX. The following is added to the “Your Account – Choosing a Share Class” section beginning on page 36:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

  Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
  Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
  Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."
  Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

•        Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

  Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

X. The following is added to “Your Account – Exchanging Shares – Exchange Privilege” section on page 53:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XI. The following replaces “Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section beginning on page 62:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.  These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Please keep this supplement with your prospectus for future reference.

357 SA1 08/17

SUPPLEMENT DATED AUGUST 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2017

OF

Franklin STRATEGIC MORTGAGE PORTFOLIO

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Strategic Mortgage Portfolio (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer five classes of shares, Class A, Class A1, Class C, Class R6 and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class A1	Class C	Class R6	Advisor Class
FSMFX	FSMIX	Pending	Pending	FSMZX

III.        The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended September 30, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended March 31, 2017, are also incorporated by reference (are legally a part of this SAI).

IV.        The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” section beginning on page 48 is replaced with the following

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

V.         The following is added under the “Organization, Voting Rights and Principal Holders” section on page 58:

Effective on August 1, 2017, the Fund also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•        Franklin Strategic Mortgage Portfolio - Class R6

VI.        The following principal holders list is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 58:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

1

Name and Address	Share Class	Percentage (%)
Ellard Co.* P.O. Box 3199 Church Street Station New York, NY 10008	ADV	37.09
American Enterprise Investment Services* 707 2nd Avenue South Minneapolis, MN 55402-2405	ADV	18.29
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	ADV	5.13
Raymond James Attention Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102	ADV	7.03
Morgan Stanley Smith Barney Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City NJ 07311-1114	A1	6.11
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A1	6.09
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	A1	33.00
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A1	10.87
American Enterprise Invesment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	A1	6.13
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	19.01
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.18
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	11.24
LPL Financial* Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	A	11.05
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	A	7.78
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.93
LPL Financial Attention: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	12.30
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	5.71

2

*      For the benefit of its customer(s).

VII.       The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 59 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VIII.      The first two sentences of the first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 59 is replaced with the following:

The maximum initial sales charges are 4.25% for Class A and Class A1. There is no initial sales charge for Class C, Class R6 and Advisor Class.

IX.        The second paragraph under “The Underwriter” section on page 65 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement with your Statement of Additional Information for future reference.

3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

File Nos. 033-53414 and 811-07288

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Amended and Restated Agreement and Declaration of Trust dated May 21, 2007
Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 25, 2008

(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 26, 2009

(b) By-Laws

(i)	Amended and Restated By-Laws dated May 21, 2007
Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 25, 2008

(c) Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfer
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	Amended and Restated By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2,and 3
(c)	Article VII, General Matters: Section 1, 2, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Management Agreement between Registrant and Franklin Advisers, Inc. dated February 26, 1998
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: November 30, 1998

(e) Underwriting Contracts

(i)	Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 1, 2011
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: March 21, 2011

(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and securities dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: March 21, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 5 Registration on Form N-1A
File No. 033-53414
Filing Date: January 30, 1997

(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
Filing: Post-Effective Amendment No. 6 to Registration on Form N-1A
File No. 033-53414
Filing Date: January 28, 1998

(iii)	Amendment dated February 27, 1998, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: November 30, 1998

(iv)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-53414

Filing Date: January 26, 2015

(v)	Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

(vi)	Amendment dated September 15, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 26, 2017

(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 29, 2002

(viii)	Amendment dated February 8, 2016 to Schedule 1 of the Foreign Custody Manager Agreement
Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 26, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-53414

Filing Date: January 26, 2015

(x)	Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
Filing: Post-Effective Amendment No. 5 to Registration on Form N-1A
File No. 033-53414
Filing Date: January 30, 1997

(xi)	Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-53414

Filing Date: January 26, 2015

(ii)	Form of Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated August 1, 2017.

(i) Legal Opinion

(i)	Opinion and Consent of Counsel dated November 20, 1998
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: November 30, 1998

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated January 25, 1993
Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
File No. 033-53414
Filing Date: January 30, 2002

(m) Rule 12b-1 Plan

(i)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2012

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-53414

Filing Date: January 28, 2013

(ii)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2012

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-53414

Filing Date: January 28, 2013

(n) Rule 18f-3 Plan

(i)	Form of Amended Multiple Class Plan

Not Applicable

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 033-53414 Filing Date: January 26, 2015

(q) Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A File No. 033-53414 Filing Date: January 27, 2014

(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 033-53414 Filing Date: January 26, 2015

(iii)	Power of Attorney dated May 23, 2017 for Matthew T. Hinkle

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Amended and Restated Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the 1940 Act are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investors Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA  95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of July, 2017.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Registrant)

By:  /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: July 25, 2017

Matthew T. Hinkle*

Matthew T. Hinkle

Chief Executive Officer-Finance and Administration Dated: July 25, 2017

Gaston Gardey*

Gaston Gardey

Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: July 25, 2017

Harris J. Ashton* Harris J. Ashton	Trustee Dated: July 25, 2017

Mary C. Choksi* Mary C. Choksi	Trustee Dated: July 25, 2017

Edith E. Holiday*

Edith E. Holiday

Trustee Dated: July 25, 2017

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: July 25, 2017

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: July 25, 2017

J. Michael Luttig* J. Michael Luttig	Trustee Dated: July 25, 2017

Larry D. Thompson* Larry D. Thompson	Trustee Dated: July 25, 2017

John B. Wilson* John B. Wilson	Trustee Dated: July 25, 2017

*By   /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

      (pursuant to Power of Attorney previously filed or filed herewith)

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(g)(v)	Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(xi)	Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(h)(i)	Form of Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated August 1, 2017.

EX-99.(n)(i)	Form of Amended Multiple Class Plan

EX-99.(q)(iii)	Power of Attorney dated May 23, 2017 for Matthew T. Hinkle